Advances for Vessels (Tables)	12 Months Ended
Dec. 31, 2022
Advances For Assets Acquisition And Assets Under Construction
Advances for vessel acquisition and vessels under construction
Advances for vessels are comprised of the following:

Balance, January 1, 2021	$9,126
Additions for advances, including capitalized expenses and interest	109,694
Transferred to vessel cost (refer to Note 4)	(62,336)
Balance, December 31, 2021	56,484
Additions for advances, including capitalized expenses and interest	185,149
Transferred to vessel cost (refer to Note 4)	(165,353)
Balance, December 31, 2022	$76,280